Land Use Rights, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Land use rights	$ 40,199	$ 3,306
Less: accumulated amortization	(630)	(104)
Land use rights, net	$ 39,569	$ 3,202